Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Other Liabilities [Abstract]
Schedule of Other Liabilities

Other liabilities comprise the following:

	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Current
Accrued compensation to employees	372	385
Accrued expenses	480	376
Withholding taxes and others (1)	215	190
Retention money	16	20
Liabilities of controlled trusts	24	21
Liability towards contingent consideration (Refer note 2.9)	14	6
Financial liability on account of buyback(2)	174	—
Deferred rent (1)	9	4
Capital creditors	98	24
Others	96	10
	1,498	1,036
Non-current
Liability towards contingent consideration (Refer note 2.9)	13	2
Accrued compensation to employees	3	—
Accrued gratuity (Refer note 2.12.1) (1)	4	4
Deferred income - government grant on land use rights (1)	6	7
Deferred income (1)	4	5
Deferred rent (1)	25	24
	55	42
	1,553	1,078
Financial liabilities included in other liabilities	1,290	844
Financial liability towards contingent consideration on undiscounted basis (Refer note 2.9)	34	8

(1)	Non-financial liabilities
(2)

In accordance with IAS 32 Financial Instruments: Presentation, the Company has recorded a financial liability of $174 million for the obligation to acquire its own equity shares to the extent of standing instructions provided to its registered broker for the buyback as of March 31, 2019 (refer to note 2.13). The financial liability is recognised at the present value of the maximum amount that the Company would be required to pay to the registered broker for buy back, with a corresponding debit in general reserve / retained earnings.